Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 10,846	$ 25,818
Restricted cash	7,481	3,311
Investments in financial assets	7,892	8,811
Trade receivables	1,547	254
Other receivables	74	23
Prepaid expenses and deposits	529	448
TOTAL CURRENT ASSETS	28,369	38,665
NON-CURRENT ASSETS
Intangible assets	3,708	451
Goodwill	10,262	602
Property and equipment	1,350	170
Right-of-use assets	73	109
TOTAL NON-CURRENT ASSETS	15,393	1,332
TOTAL ASSETS	43,762	39,997
CURRENT LIABILITIES
Accounts payable	474	54
Accrued liabilities	11,866	8,818
Customer Deposits	7,481	3,311
Other payables	1,188	40
Lease liabilities	96	91
TOTAL CURRENT LIABILITIES	21,105	12,314
NON-CURRENT LIABILITIES
Lease liabilities		40
Warrants outstanding	242	639
TOTAL NON-CURRENT LIABILITIES	242	679
TOTAL LIABILITIES	21,347	12,993
EQUITY ATTRIBUTABLE TO OWNERS
Share premium	63,204	63,397
Stock-based compensation reserves	25,083	6,725
Deficit	(50,704)	(30,127)
Other reserves	(469)	(347)
Treasury share, at cost	(14,962)	(12,644)
EQUITY ATTRIBUTABLE TO OWNERS	22,152	27,004
Non-controlling interests	263
TOTAL EQUITY	22,415	27,004
TOTAL LIABILITIES AND EQUITY	$ 43,762	$ 39,997